LOANS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2020
Loan Payable [Abstract]
Schedule of loans payable balances and transactions

A summary of loans payable balances and transactions is as follows:

	Related party	Third party	Credit Facility	Bank Loan	Total
	$	$	$	$	$
Balance, November 30, 2018	172,203	12,000	750,000	-	934,203
Advance	-	150,000	-	662,933	812,933
Repayment - cash	(172,203)	(137,000)	-	-	(309,203)

Balance, November 30, 2019	-	25,000	750,000	662,933	1,437,933
Advance	-	-	-	1,535	1,535
Repayment - cash	-	-	(110,707)	(664,468)	(775,175)
Repayment - shares	-	(25,000)	-	-	(25,000)

Balance, November 30, 2020	-	-	639,293	-	639,293